CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES	CONTINGENCIES
Accounting and Disclosure Framework
ASC 450 governs the disclosure and recognition of loss contingencies, including potential losses from litigation, regulatory, tax and other matters. ASC 450 defines a “loss contingency” as “an existing condition, situation, or set of circumstances involving uncertainty as to possible loss to an entity that will ultimately be resolved when one or more future events occur or fail to occur.” It imposes different requirements for the recognition and disclosure of loss contingencies based on the likelihood of occurrence of the contingent future event or events. It distinguishes among degrees of likelihood using the following three terms: “probable,” meaning that “the future event or events are likely to occur”; “remote,” meaning that “the chance of the future event or events occurring is slight”; and “reasonably possible,” meaning that “the chance of the future event or events occurring is more than remote but less than likely.” These three terms are used below as defined in ASC 450.
Accruals. ASC 450 requires accrual for a loss contingency when it is “probable that one or more future events will occur confirming the fact of loss” and “the amount of the loss can be reasonably estimated.” In accordance with ASC 450, Citigroup establishes accruals for contingencies, including any litigation, regulatory or tax matters disclosed herein, when Citigroup believes it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. When the reasonable estimate of the loss is within a range of amounts, the minimum amount of the range is accrued, unless some higher amount within the range is a better estimate than any other amount within the range. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of loss ultimately incurred in relation to those matters may be substantially higher or lower than the amounts accrued for those matters.
Disclosure. ASC 450 requires disclosure of a loss contingency if “there is at least a reasonable possibility that a loss or an additional loss may have been incurred” and there is no accrual for the loss because the conditions described above are not met or an exposure to loss exists in excess of the amount accrued. In accordance with ASC 450, if Citigroup has not accrued for a matter because Citigroup believes that a loss is reasonably possible but not probable, or that a loss is probable but not reasonably estimable, and the reasonably possible loss is material, it discloses the loss contingency. In addition, Citigroup discloses matters for which it has accrued if it believes a reasonably possible exposure to material loss exists in excess of the amount accrued. In accordance with ASC 450, Citigroup’s disclosure includes an estimate of the reasonably possible loss or range of loss for those matters as to which an estimate can be made. ASC 450 does not require disclosure of an estimate of the reasonably possible loss or range of loss where an estimate cannot be made. Neither accrual nor disclosure is required for losses that are deemed remote.
Litigation, Regulatory and Other Contingencies
Overview. In addition to the matters described below, in the ordinary course of business, Citigroup, its affiliates and subsidiaries, and current and former officers, directors and employees (for purposes of this section, sometimes collectively referred to as Citigroup and Related Parties) routinely are named as defendants in, or as parties to, various legal actions and proceedings. Certain of these actions and proceedings assert claims or seek relief in connection with alleged violations of consumer protection, fair lending, securities, banking, antifraud, antitrust, anti-money laundering, employment and other statutory and common laws. Certain of these actual or threatened legal actions and proceedings include claims for substantial or indeterminate compensatory or punitive damages, or for injunctive relief, and in some instances seek recovery on a class-wide basis.
In the ordinary course of business, Citigroup and Related Parties also are subject to governmental and regulatory examinations, information-gathering requests, investigations and proceedings (both formal and informal), certain of which may result in adverse judgments, settlements, fines, penalties, restitution, disgorgement, injunctions or other relief. In addition, certain affiliates and subsidiaries of Citigroup are banks, registered broker-dealers, futures commission merchants, investment advisors or other regulated entities and, in those capacities, are subject to regulation by various U.S., state and foreign securities, banking, commodity futures, consumer protection and other regulators. In connection with formal and informal inquiries by these regulators, Citigroup and such affiliates and subsidiaries receive numerous requests, subpoenas and orders seeking documents, testimony and other information in connection with various aspects of their regulated activities. From time to time Citigroup and Related Parties also receive grand jury subpoenas and other requests for information or assistance, formal or informal, from federal or state law enforcement agencies including, among others, various United States Attorneys’ Offices, the Asset Forfeiture and Money Laundering Section and other divisions of the Department of Justice, the Financial Crimes Enforcement Network of the United States Department of the Treasury, and the Federal Bureau of Investigation relating to Citigroup and its customers.
Because of the global scope of Citigroup’s operations and its presence in countries around the world, Citigroup and Related Parties are subject to litigation and governmental and regulatory examinations, information-gathering requests, investigations and proceedings (both formal and informal) in multiple jurisdictions with legal, regulatory and tax regimes that may differ substantially, and present substantially different risks, from those Citigroup and Related Parties are subject to in the United States. In some instances, Citigroup and Related Parties may be involved in proceedings involving the same subject matter in multiple jurisdictions, which may result in overlapping, cumulative or inconsistent outcomes.
Citigroup seeks to resolve all litigation, regulatory, tax and other matters in the manner management believes is in the best interests of Citigroup and its shareholders, and contests liability, allegations of wrongdoing and, where applicable, the amount of damages or scope of any penalties or other relief sought as appropriate in each pending matter.
Inherent Uncertainty of the Matters Disclosed. Certain of the matters disclosed below involve claims for substantial or indeterminate damages. The claims asserted in these matters typically are broad, often spanning a multiyear period and sometimes a wide range of business activities, and the plaintiffs’ or claimants’ alleged damages frequently are not quantified or factually supported in the complaint or statement of claim. Other matters relate to regulatory investigations or proceedings, as to which there may be no objective basis for quantifying the range of potential fine, penalty or other remedy. As a result, Citigroup is often unable to estimate the loss in such matters, even if it believes that a loss is probable or reasonably possible, until developments in the case, proceeding or investigation have yielded additional information sufficient to support a quantitative assessment of the range of reasonably possible loss. Such developments may include, among other things, discovery from adverse parties or third parties, rulings by the court on key issues, analysis by retained experts and engagement in settlement negotiations. Depending on a range of factors, such as the complexity of the facts, the novelty of the legal theories, the pace of discovery, the court’s scheduling order, the timing of court decisions and the adverse party’s, regulator’s or other authority’s willingness to negotiate in good faith toward a resolution, it may be months or years after the filing of a case or commencement of a proceeding or an investigation before an estimate of the range of reasonably possible loss can be made.
Matters as to Which an Estimate Can Be Made. For some of the matters disclosed below, Citigroup is currently able to estimate a reasonably possible loss or range of loss in excess of amounts accrued (if any). For some of the matters included within this estimation, an accrual has been made because a loss is believed to be both probable and reasonably estimable, but an exposure to loss exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, although estimable, is believed to be reasonably possible, but not probable; in these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2021, Citigroup estimates that the reasonably possible unaccrued loss for these matters ranges up to approximately $1.5 billion in the aggregate.
These estimates are based on currently available information. As available information changes, the matters for which Citigroup is able to estimate will change, and the estimates themselves will change. In addition, while many estimates presented in financial statements and other financial disclosures involve significant judgment and may be subject to significant uncertainty, estimates of the range of reasonably possible loss arising from litigation, regulatory and tax proceedings are subject to particular uncertainties. For example, at the time of making an estimate, (i) Citigroup may have only preliminary, incomplete or inaccurate information about the facts underlying the claim, (ii) its assumptions about the future rulings of the court, other tribunal or authority on significant issues, or the behavior and incentives of adverse parties, regulators or other authorities, may prove to be wrong and (iii) the outcomes it is attempting to predict are often not amenable to the use of statistical or other quantitative analytical tools. In addition, from time to time an outcome may occur that Citigroup had not accounted for in its estimate because it had deemed such an outcome to be remote. For all of these reasons, the amount of loss in excess of amounts accrued in relation to matters for which an estimate has been made could be substantially higher or lower than the range of loss included in the estimate.
Matters as to Which an Estimate Cannot Be Made. For other matters disclosed below, Citigroup is not currently able to estimate the reasonably possible loss or range of loss. Many of these matters remain in very preliminary stages (even in some cases where a substantial period of time has passed since the commencement of the matter), with few or no substantive legal decisions by the court, tribunal or other authority defining the scope of the claims, the class (if any) or the potentially available damages or other exposure, and fact discovery is still in progress or has not yet begun. In many of these matters, Citigroup has not yet answered the complaint or statement of claim or asserted its defenses, nor has it engaged in any negotiations with the adverse party (whether a regulator, taxing authority or a private party). For all these reasons, Citigroup cannot at this time estimate the reasonably possible loss or range of loss, if any, for these matters.
Opinion of Management as to Eventual Outcome. Subject to the foregoing, it is the opinion of Citigroup’s management, based on current knowledge and after taking into account its current accruals, that the eventual outcome of all matters described in this Note would not likely have a material adverse effect on the consolidated financial condition of Citigroup. Nonetheless, given the substantial or indeterminate amounts sought in certain of these matters, and the inherent unpredictability of such matters, an adverse outcome in certain of these matters could, from time to time, have a material adverse effect on Citigroup’s consolidated results of operations or cash flows in particular quarterly or annual periods.

ANZ Underwriting Matter
On February 11, 2022, the Australian Commonwealth Director of Public Prosecutions discontinued the prosecution of charges that were brought against Citigroup Global Markets Australia Pty Limited (CGMA) and two Citi employees for alleged criminal cartel offenses in relation to CGMA’s role as a joint underwriter and lead manager with other banks in the 2015 institutional share placement by Australia and New Zealand Banking Group Limited (ANZ). The case, captioned R v. CITIGROUP GLOBAL MARKETS AUSTRALIA PTY LIMITED is before the Federal Court in New South Wales, Australia. Additional information concerning this action is publicly available in court filings under the docket number NSD 1316–NSD 1324/2020.

Facilitation Trading Matters
On January 28, 2022, the Securities and Futures Commission of Hong Kong (SFC) entered into a resolution with Citigroup Global Markets Asia Limited (CGMAL) of the SFC’s investigation into CGMAL’s equity sales trading desks in connection with facilitation trades. As part of the resolution, CGMAL agreed to pay a civil penalty of $44.6 million. Citigroup is cooperating with related investigations and inquiries by other government and regulatory agencies in Asia Pacific countries and elsewhere.

Foreign Exchange Matters
Regulatory Actions: Government and regulatory agencies in the U.S. and other jurisdictions are conducting investigations or making inquiries regarding Citigroup’s foreign exchange business. Citigroup is cooperating with these and related investigations and inquiries.
Antitrust and Other Litigation: In 2018, a number of institutional investors who opted out of the previously disclosed August 2018 final settlement filed an action against Citigroup, Citibank, Citigroup Global Markets Inc. (CGMI) and other defendants, captioned ALLIANZ GLOBAL INVESTORS, ET AL. v. BANK OF AMERICA CORP., ET AL., in the United States District Court for the Southern District of New York. Plaintiffs allege that defendants manipulated, and colluded to manipulate, the foreign exchange markets. Plaintiffs assert claims under the Sherman Act and unjust enrichment claims, and seek consequential and punitive damages and other forms of relief. On July 28, 2020, plaintiffs filed a third amended complaint. Additional information concerning this action is publicly available in court filings under the docket number 18-CV-10364 (S.D.N.Y.) (Schofield, J.).
In 2018, a group of institutional investors issued a claim against Citigroup, Citibank and other defendants, captioned ALLIANZ GLOBAL INVESTORS GMBH AND OTHERS v. BARCLAYS BANK PLC AND OTHERS, in the High Court of Justice in London. Claimants allege that defendants manipulated, and colluded to manipulate, the foreign exchange market in violation of EU and U.K. competition laws. In December 2021, the High Court ordered that the case be transferred to the U.K.’s Competition Appeal Tribunal. Additional information concerning this action is publicly available in court filings under the case number CL-2018-000840 in the High Court and under the case number 1430/5/7/22 (T) in the Competition Appeal Tribunal.
In 2015, a putative class of consumers and businesses in the U.S. who directly purchased supracompetitive foreign currency at benchmark exchange rates filed an action against Citigroup and other defendants, captioned NYPL v. JPMORGAN CHASE & CO., ET AL., in the United States District Court for the Northern District of California (later transferred to the United States District Court for the Southern District of New York). Subsequently, plaintiffs filed an amended class action complaint against Citigroup, Citibank and Citicorp as defendants. Plaintiffs allege that they suffered losses as a result of defendants’ alleged manipulation of, and collusion with respect to, the foreign exchange market. Plaintiffs assert claims under federal and California antitrust and consumer protection laws, and seek compensatory damages, treble damages and declaratory and injunctive relief. Additional information concerning this action is publicly available in court filings under the docket numbers 15-CV-2290 (N.D. Cal.) (Chhabria, J.) and 15-CV-9300 (S.D.N.Y.) (Schofield, J.).
In 2019, two applications, captioned MICHAEL O’HIGGINS FX CLASS REPRESENTATIVE LIMITED v. BARCLAYS BANK PLC AND OTHERS and PHILLIP EVANS v. BARCLAYS BANK PLC AND OTHERS, were made to the U.K.’s Competition Appeal Tribunal requesting permission to commence collective proceedings against Citigroup, Citibank and other defendants. The applications seek compensatory damages for losses alleged to have arisen from the actions at issue in the European Commission’s foreign exchange spot trading infringement decision (European Commission Decision of May 16, 2019 in Case AT.40135-FOREX (Three Way Banana Split) C(2019) 3631 final). Additional information concerning these actions is publicly available in court filings under the case numbers 1329/7/7/19 and 1336/7/7/19.
In 2019, a putative class action was filed against Citibank and other defendants, captioned J WISBEY & ASSOCIATES PTY LTD v. UBS AG & ORS, in the Federal Court of Australia. Plaintiffs allege that defendants manipulated the foreign exchange markets. Plaintiffs assert claims under antitrust laws, and seek compensatory damages and declaratory and injunctive relief. Additional information concerning this action is publicly available in court filings under the docket number VID567/2019.
In 2019, two motions for certification of class actions filed against Citigroup, Citibank and Citicorp and other defendants were consolidated, under the caption GERTLER, ET AL. v. DEUTSCHE BANK AG, in the Tel Aviv Central District Court in Israel. Plaintiffs allege that defendants manipulated the foreign exchange markets. Citibank’s motion to dismiss plaintiffs’ petition for certification was denied on April 12, 2021. A motion for leave to appeal this decision is currently pending before the Supreme Court of Israel. Additional information concerning this action is publicly available in court filings under the docket number CA 29013-09-18.

Hong Kong Private Bank Litigation
In 2007, a claim was filed in the High Court of Hong Kong claiming damages of over $51 million against Citibank. The case, captioned PT ASURANSI TUGU PRATAMA INDONESIA TBK v. CITIBANK N.A., was dismissed in 2018 by the Hong Kong Court of First Instance on grounds that the claim was time-barred. Plaintiff has appealed the court’s dismissal. Additional information concerning this action is publicly available in court filings under the docket number CACV 548/2018.

Interbank Offered Rates-Related Litigation
In May 2019, three putative class actions filed against Citigroup, Citibank, CGMI and other defendants were consolidated, under the caption IN RE ICE LIBOR ANTITRUST LITIGATION, in the United States District Court for the Southern District of New York. Plaintiffs allege that defendants suppressed ICE LIBOR. Plaintiffs assert claims under the Sherman Act, the Clayton Act, and unjust enrichment, and seek compensatory damages, disgorgement, and treble damages. In March 2020, the court granted defendants’ motion to dismiss the action for failure to state a claim, which plaintiffs appealed to the United States Court of Appeals for the Second Circuit. Additional information concerning this action is publicly available in court filings under the docket numbers 19-CV-439 (S.D.N.Y.) (Daniels, J.) and 20-1492 (2d Cir.).
In August 2020, individual borrowers and consumers of loans and credit cards filed an action against Citigroup, Citibank, CGMI and other defendants, captioned MCCARTHY, ET AL. v. INTERCONTINENTAL EXCHANGE, INC., ET AL., in the United States District Court for the Northern District of California. Plaintiffs allege that defendants conspired to fix ICE LIBOR, assert claims under the Sherman Act and the Clayton Act, and seek declaratory relief, injunctive relief, and treble damages. Additional information concerning this action is publicly available in court filings under the docket number 20-CV-5832 (N.D. Cal.) (Donato, J.).

Interchange Fee Litigation
Beginning in 2005, several putative class actions were filed against Citigroup, Citibank and Citicorp, together with Visa, MasterCard and other banks and their affiliates, in various federal district courts and consolidated with other related individual cases in a multi-district litigation proceeding in the United States District Court for the Eastern District of New York. This proceeding is captioned IN RE PAYMENT CARD INTERCHANGE FEE AND MERCHANT DISCOUNT ANTITRUST LITIGATION.
The plaintiffs, merchants that accept Visa and MasterCard branded payment cards, and various membership associations that claim to represent certain groups of merchants, allege, among other things, that defendants have engaged in conspiracies to set the price of interchange and merchant discount fees on credit and debit card transactions and to restrain trade unreasonably through various Visa and MasterCard rules governing merchant conduct, all in violation of Section 1 of the Sherman Act and certain California statutes. Plaintiffs further alleged violations of Section 2 of the Sherman Act. Supplemental complaints also were filed against defendants in the putative class actions alleging that Visa’s and MasterCard’s respective initial public offerings were anticompetitive and violated Section 7 of the Clayton Act, and that MasterCard’s initial public offering constituted a fraudulent conveyance.
In 2016, the Court of Appeals reversed the district court’s approval of a class settlement and remanded for further proceedings. The district court thereafter appointed separate interim counsel for a putative class seeking damages and a putative class seeking injunctive relief. Amended or new complaints on behalf of the putative classes and various individual merchants were subsequently filed, including a further amended complaint on behalf of a putative damages class and a new complaint on behalf of a putative injunctive class, both of which named Citigroup and Related Parties. In addition, numerous merchants have filed amended or new complaints against Visa, MasterCard, and in some instances one or more issuing banks, including Citigroup and affiliates.
In 2019, the district court granted the damages class plaintiffs’ motion for final approval of a new settlement with the defendants. The settlement involves the damages class only and does not settle the claims of the injunctive relief class or any actions brought on a non-class basis by individual merchants. The settlement provides for a cash payment to the damages class of $6.24 billion, later reduced by $700 million based on the transaction volume of class members that opted out from the settlement. Several merchants and merchant groups have appealed the final approval order. On September 27, 2021, the court granted the injunctive relief class plaintiffs’ motion to certify a non-opt-out class. Additional information concerning these consolidated actions is publicly available in court filings under the docket number MDL 05-1720 (E.D.N.Y.) (Brodie, J.).

Interest Rate and Credit Default Swap Matters
Regulatory Actions: The Commodity Futures Trading Commission (CFTC) is conducting an investigation into alleged anticompetitive conduct in the trading and clearing of interest rate swaps (IRS) by investment banks. Citigroup is cooperating with the investigation.
Antitrust and Other Litigation: Beginning in 2015, Citigroup, Citibank, CGMI, CGML and numerous other parties were named as defendants in a number of industry-wide putative class actions related to IRS trading. These actions have been consolidated in the United States District Court for the Southern District of New York under the caption IN RE INTEREST RATE SWAPS ANTITRUST LITIGATION. The actions allege that defendants colluded to prevent the development of exchange-like trading for IRS and assert federal and state antitrust claims and claims for unjust enrichment. Also consolidated under the same caption are individual actions filed by swap execution facilities, asserting federal and state antitrust claims, as well as claims for unjust enrichment and tortious interference with business relations. Plaintiffs in these actions seek treble damages, fees, costs and injunctive relief. Lead plaintiffs in the class action moved for class certification in 2019, and subsequently filed an amended complaint. Additional information concerning these actions is publicly available in court filings under the docket numbers 18-CV-5361 (S.D.N.Y.) (Oetken, J.) and 16-MD-2704 (S.D.N.Y.) (Oetken, J.).
In 2017, Citigroup, Citibank, CGMI, CGML and numerous other parties were named as defendants in an action filed in the United States District Court for the Southern District of New York under the caption TERA GROUP, INC., ET AL. v. CITIGROUP, INC., ET AL. The complaint alleges that defendants colluded to prevent the development of exchange-like trading for credit default swaps and asserts federal and state antitrust claims and state law tort claims. In January 2020, plaintiffs filed an amended complaint, which defendants later moved to dismiss. Additional information concerning this action is publicly available in court filings under the docket number 17-CV-4302 (S.D.N.Y.) (Sullivan, J.).

Madoff-Related Litigation
In December 2008, a Securities Investor Protection Act (SIPA) trustee was appointed for the SIPA liquidation of Bernard L. Madoff Investment Securities LLC (BLMIS), in the United States Bankruptcy Court for the Southern District of New York. Beginning in 2010, he commenced actions against multiple Citi entities, including Citibank, Citicorp North America, Inc., CGML and Citibank (Switzerland) AG, seeking recovery of monies that originated at BLMIS and were allegedly received by the Citi entities as subsequent transferees. On August 30, 2021, the United States Court of Appeals for the Second Circuit reversed the bankruptcy court’s denial of the SIPA trustee’s motion for leave to amend his complaint and remanded the case to the bankruptcy court for further proceedings. On January 27, 2022, Citibank and Citicorp North America, Inc. filed a petition for a writ of certiorari in the United States Supreme Court seeking review of the Second Circuit’s holding that good faith is an affirmative defense. The SIPA trustee filed an amended complaint against Citibank, Citicorp North America, Inc. and CGML on February 11, 2022. The action against Citibank (Switzerland) AG was dismissed on February 23, 2022. Additional information concerning these actions is publicly available in court filings under the docket numbers 10-5345, 12-1700 (Bankr. S.D.N.Y.) (Morris, J.); 12-MC-115 (S.D.N.Y.) (Rakoff, J.); and 17-2992, 17-3076, 17-3139, 19-4282, 20-1333 (2d Cir.).
Also beginning in 2010, the British Virgin Islands liquidators of Fairfield Sentry Limited, whose assets were invested with BLMIS, commenced multiple actions in the United States Bankruptcy Court for the Southern District of New York against over 400 defendants, including CGML Citibank (Switzerland) AG; Citibank, N.A., London; Citivic Nominees Limited; and Cititrust (Bahamas) Limited. The actions seek recovery of monies that were allegedly received directly or indirectly by Citi entities from Fairfield Sentry. Appeals concerning various dismissed claims and a petition for interlocutory review on the one claim remaining are pending before the United States District Court for the Southern District of New York, and the remaining claim is proceeding in the Bankruptcy Court. Citi (Switzerland) AG and Citivic Nominees Limited filed a motion to dismiss for lack of personal jurisdiction on October 29, 2021. These actions are captioned FAIRFIELD SENTRY LTD., ET AL. v. CGML, ET AL.; FAIRFIELD SENTRY LTD., ET AL. v. CITIBANK NA LONDON, ET AL.; and FAIRFIELD SENTRY LTD., ET AL. v. ZURICH CAPITAL MARKETS COMPANY, ET AL. Additional information is publicly available in court filings under the docket numbers 10-13164, 10-3496, 10-3622, 10-3634, 11-2770 (Bankr. S.D.N.Y.) (Morris, J.); and 19-3911, 19-4267, 19-4396, 19-4484, 19-5106, 19-5135, 21-2997, 21-3243, 21-3526, 21-3529, 21-3530, 21-4307, 21-4498, 21-4496 (S.D.N.Y.) (Broderick, J.).

Parmalat Litigation
In 2004, an Italian commissioner appointed to oversee the administration of various Parmalat companies filed a complaint against Citigroup, Citibank and related parties, alleging that the defendants facilitated a number of frauds by
Parmalat insiders. In 2008, a jury rendered a verdict in Citigroup’s favor and awarded Citi $431 million. In 2019, the Italian Supreme Court affirmed the decision in the full amount awarded. Citigroup has taken steps to enforce the judgment in Italian and Belgian courts. Additional information concerning these actions is publicly available in court filings under (in Italy) the docket numbers 4133/2019 and 224/2022 (Court of Milan Enforcement Section) and (in Belgium) 20/3617/A (Brussels Court of First Instance) and 21/AR/1658 (Brussels Court of Appeal).
In 2015, Parmalat filed a claim in an Italian civil court in Milan claiming damages of €1.8 billion against Citigroup, Citibank and related parties, which the court later dismissed on grounds it was duplicative of Parmalat’s previously unsuccessful claims. In 2019, the Milan Court of Appeal rejected Parmalat’s appeal of the Milan court’s dismissal, which Parmalat appealed to the Italian Supreme Court. Additional information concerning this action is publicly available in court filings under the docket number 20598/2019.
In January 2020, Parmalat, its three directors, and its sole shareholder, Sofil S.a.s., as co-plaintiffs, filed a claim before the Italian civil court in Milan seeking a declaratory judgment that they do not owe compensatory damages of €990 million to Citibank, which Citibank is seeking to dismiss. Additional information concerning this action is publicly available in court filings under the docket number 8611/2020.

Payment Protection Insurance
Regulators and courts in the U.K. have scrutinized the selling of payment protection insurance (PPI) by financial institutions for several years. Citibank continues to review customer claims relating to the sale of PPI in the U.K., to grant redress in accordance with the requirements of the U.K. Financial Conduct Authority, and to defend claims filed in U.K. courts.

Record-Keeping Matters
The U.S. Securities and Exchange Commission is conducting an investigation of CGMI and other firms regarding compliance with record-keeping obligations for broker-dealers and investment advisers in connection with business-related communications sent over unapproved electronic messaging channels. CGMI is cooperating with the investigation.

Revlon-Related Wire Transfer Litigation
In August 2020, Citibank filed actions in the United States District Court for the Southern District of New York, which have been consolidated under the caption IN RE CITIBANK AUGUST 11, 2020 WIRE TRANSFERS. The actions relate to a payment erroneously made by Citibank in its capacity as administrative agent for a Revlon credit facility. The action seeks the return of the erroneously transferred funds from certain fund managers. Citibank has asserted claims for unjust enrichment, conversion, money had and received, and payment by mistake. The court issued temporary restraining orders related to the subject funds. On February 16, 2021, the court issued a judgment in favor of the defendants, which Citibank later appealed in the United States Court of Appeals for the Second Circuit. In response to the district court’s denial of Citibank’s motion to extend the temporary restraining orders, Citibank filed a motion for an injunction with the United States Court of Appeals. Additional information concerning this action is publicly available in court filings under docket numbers 20-CV-6539 (S.D.N.Y.) (Furman, J.) and 21-487 (2d Cir.).

Shareholder Derivative and Securities Litigation
Beginning in October 2020, four derivative actions were filed in the United States District Court for the Southern District of New York, purportedly on behalf of Citigroup (as nominal defendant) against certain of Citigroup’s current and former directors. The actions were later consolidated under the case name IN RE CITIGROUP INC. SHAREHOLDER DERIVATIVE LITIGATION. The consolidated complaint asserts claims for breach of fiduciary duty, unjust enrichment, and contribution and indemnification in connection with defendants’ alleged failures to implement adequate internal controls. In addition, the consolidated complaint asserts derivative claims for violations of Sections 10(b) and 14(a) of the Securities Exchange Act of 1934 in connection with statements in Citigroup’s 2019 and 2020 annual meeting proxy statements. On February 8, 2021, the court stayed the action pending resolution of defendants’ motion to dismiss in IN RE CITIGROUP SECURITIES LITIGATION. Additional information concerning this action is publicly available in court filings under the docket number 1:20-CV-09438 (S.D.N.Y.) (Nathan, J.).
Beginning in December 2020, two derivative actions were filed in the Supreme Court of the State of New York, purportedly on behalf of Citigroup (as nominal defendant) against certain of Citigroup’s current and former directors, and certain current and former officers. The actions were later consolidated under the case name IN RE CITIGROUP INC. DERIVATIVE LITIGATION, and the court stayed the action pending resolution of defendants’ motion to dismiss in IN RE CITIGROUP SECURITIES LITIGATION. Additional information concerning this action is publicly available in court filings under the docket number 656759/2020 (N.Y. Sup. Ct.) (Schecter, J.).
Beginning in October 2020, three putative class action complaints were filed in the United States District Court for the Southern District of New York against Citigroup and certain of its current and former officers, asserting violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 in connection with defendants’ alleged misstatements concerning Citigroup’s internal controls. The actions were later consolidated under the case name IN RE CITIGROUP SECURITIES LITIGATION. The consolidated complaint later added certain of Citigroup’s current and former directors as defendants. Defendants have moved to dismiss the consolidated amended complaint. Additional information concerning this action is publicly available in court filings under the docket number 1:20-CV-9132 (S.D.N.Y.) (Nathan, J.).

Sovereign Securities Litigation
In 2015, putative class actions filed against CGMI and other defendants were consolidated under the caption IN RE TREASURY SECURITIES AUCTION ANTITRUST LITIGATION in the United States District Court for the
Southern District of New York. Plaintiffs allege that defendants colluded to fix U.S. treasury auction bids by sharing competitively sensitive information ahead of the auctions, and that defendants colluded to boycott and prevent the emergence of an anonymous, all-to-all electronic trading platform in the U.S. Treasuries secondary market. Plaintiffs assert claims under antitrust laws, and seek damages, including treble damages where authorized by statute, and injunctive relief. On March 31, 2021, the court granted defendants’ motion to dismiss, without prejudice. On May 14, 2021, plaintiffs filed an amended consolidated complaint. On June 14, 2021, certain defendants, including CGMI, moved to dismiss the amended complaint. Additional information concerning this action is publicly available in court filings under the docket number 15-MD-2673 (S.D.N.Y.) (Gardephe, J.).
In 2017, purchasers of supranational, sub-sovereign and agency (SSA) bonds filed a proposed class action on behalf of direct and indirect purchasers of SSA 296 bonds against Citigroup, Citibank, CGMI, CGML, Citibank Canada, Citigroup Global Markets Canada, Inc. and other defendants, captioned JOSEPH MANCINELLI, ET AL. v. BANK OF AMERICA CORPORATION, ET AL., in the Federal Court in Canada. Plaintiffs have filed an amended claim that alleges defendants manipulated, and colluded to manipulate, the SSA bonds market, asserts claims for breach of the Competition Act, breach of foreign law, civil conspiracy, unjust enrichment, waiver of tort and breach of contract, and seeks compensatory and punitive damages, among other relief. Additional information concerning this action is publicly available in court filings under the docket number T-1871-17 (Fed. Ct.).
In 2018, a putative class action was filed against Citigroup, CGMI, Citigroup Financial Products Inc., Citigroup Global Markets Holdings Inc., Citibanamex, Grupo Banamex and other banks, captioned IN RE MEXICAN GOVERNMENT BONDS ANTITRUST LITIGATION, in the United States District Court for the Southern District of New York. The complaint alleges that defendants colluded in the Mexican sovereign bond market. In September 2019, the court granted defendants’ motion to dismiss. In December 2019, plaintiffs filed an amended complaint against Citibanamex and other market makers in the Mexican sovereign bond market. Plaintiffs no longer assert any claims against Citigroup and any other U.S. Citi affiliates. The amended complaint alleges a conspiracy to fix prices in the Mexican sovereign bond market from January 1, 2006 to April 19, 2017, and asserts antitrust and unjust enrichment claims, and seeks treble damages, restitution and injunctive relief. In February 2020, certain defendants, including Citibanamex, moved to dismiss the amended complaint, which the court later granted. On June 10, 2021, plaintiffs moved for reconsideration of the decision dismissing certain defendants, including Citibanamex, which those defendants have jointly opposed. Additional information concerning this action is publicly available in court filings under the docket number 18 Civ. 2830 (S.D.N.Y.) (Oetken, J.).
On February 9, 2021, purchasers of Euro-denominated sovereign debt issued by European central governments added CGMI, CGML and others as defendants to a putative class action, captioned IN RE EUROPEAN GOVERNMENT BONDS ANTITRUST LITIGATION, in the United States District Court for the Southern District of New York. Plaintiffs allege that defendants engaged in a conspiracy to inflate prices of European government bonds in primary market auctions and to fix the prices of European government bonds in secondary markets. Plaintiffs assert a claim under the Sherman Act and seek treble damages and attorneys’ fees. On June 4, 2021, certain defendants, including CGMI and CGML, filed a pre-motion letter with the court requesting leave to move to dismiss the action. Additional information concerning this action is publicly available in court filings under the docket number 19-CV-2601 (S.D.N.Y.) (Marrero, J.).

Transaction Tax Matters
Citigroup and Citibank are engaged in litigation or examinations with non-U.S. tax authorities, including in the U.K., India and Germany, concerning the payment of transaction taxes and other non-income tax matters.

Tribune Company Bankruptcy
Certain Citigroup affiliates (along with numerous other parties) have been named as defendants in adversary proceedings related to the Chapter 11 cases of Tribune Company (Tribune) filed in the United States Bankruptcy Court for the District of Delaware, asserting claims arising out of the approximate $11 billion leveraged buyout of Tribune in 2007. The actions were consolidated as IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION and transferred to the United States District Court for the Southern District of New York.
In the adversary proceeding captioned KIRSCHNER v. FITZSIMONS, ET AL., the litigation trustee, as successor plaintiff to the unsecured creditors committee, seeks to avoid and recover as actual fraudulent transfers the transfers of Tribune stock that occurred as a part of the leveraged buyout. Several Citigroup affiliates, along with numerous other parties, were named as shareholder defendants and were alleged to have tendered Tribune stock to Tribune as a part of the buyout. In 2017, the United States District Court for the Southern District of New York dismissed the actual fraudulent transfer claim against the shareholder defendants, including the Citigroup affiliates. In 2019, the litigation trustee filed an appeal to the United States Court of Appeals for the Second Circuit.
CGMI was named as a defendant in a separate action, KIRSCHNER v. CGMI, in connection with its role as advisor to Tribune. In 2019, the court dismissed the action, which the litigation trustee appealed to the United States Court of Appeals for the Second Circuit.
On August 20, 2021, the United States Court of Appeals for the Second Circuit issued its decision in the consolidated appeals in KIRSCHNER v. FITZSIMONS and KIRSCHNER v. CGMI. In the FITZSIMONS action, the Second Circuit affirmed the dismissal of the actual fraudulent transfer claim against the shareholder defendants, including the Citigroup affiliates. In the CGMI action, the Second Circuit affirmed the dismissal of all claims against CGMI except for the claim of constructive fraudulent conveyance. As to that claim, the Second Circuit vacated the dismissal and remanded to the district court for further proceedings on that claim and other claims that remain against certain other defendants that are not Citigroup affiliates. On November 29, 2021, on remand from the Second Circuit, the litigation trustee notified the United States District Court for the Southern District of New York that it was voluntarily dismissing all claims against CGMI pursuant to a settlement agreement. The district court approved the voluntary dismissal on December 10, 2021. Additional information concerning these actions is publicly available in court filings under the docket numbers 12 MC 2296 (S.D.N.Y.) (Cote, J.), 11 MD 2296 (S.D.N.Y.) (Cote, J.), 19-0449 (2d Cir.), and 19-3049 (2d Cir.).

Variable Rate Demand Obligation Litigation
In 2019, the plaintiffs in the consolidated actions CITY OF PHILADELPHIA v. BANK OF AMERICA CORP, ET AL. and MAYOR AND CITY COUNCIL OF BALTIMORE v. BANK OF AMERICA CORP., ET AL. filed a consolidated complaint naming as defendants Citigroup, Citibank, CGMI, CGML and numerous other industry participants. The consolidated complaint asserts violations of the Sherman Act, as well as claims for breach of contract, breach of fiduciary duty, and unjust enrichment, and seeks damages and injunctive relief based on allegations that defendants served as remarketing agents for municipal bonds called variable rate demand obligations (VRDOs) and colluded to set artificially high VRDO interest rates. In November 2020, the court granted in part and denied in part defendants’ motion to dismiss the consolidated complaint.
On June 2, 2021, the Board of Directors of the San Diego Association of Governments, acting as the San Diego County Regional Transportation Commission, filed a parallel putative class action against the same defendants named in the already pending nationwide consolidated class action. The two actions were consolidated and on August 6, 2021, the plaintiffs in the nationwide putative class action filed a consolidated amended complaint, captioned THE CITY OF PHILADELPHIA, MAYOR AND CITY COUNCIL OF BALTIMORE, THE BOARD OF DIRECTORS OF THE SAN DIEGO ASSOCIATION OF GOVERNMENTS, ACTING AS THE SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION v. BANK OF AMERICA CORP., ET AL. On September 14, 2021, defendants moved to dismiss the consolidated amended complaint in part. Additional information concerning this action is publicly available in court filings under the docket number 19-CV-1608 (S.D.N.Y.) (Furman, J.).

Wind Farm Litigations
Beginning in March 2021, six wind farms in Texas commenced actions in New York and Texas state courts for declaratory judgments and breach of contract, asserting that the February 2021 winter storm in Texas excused their performance to deliver energy to Citi Energy Inc. (CEI) under the force majeure provisions of their contracts with CEI. In addition, the wind farms sought temporary restraining orders and/or preliminary injunctions, preventing CEI from exercising remedies under the contracts.
Preliminary injunctions were denied with respect to five of the six wind farms: the New York court denied preliminary injunctions with respect to the Stephens Ranch I and Stephens Ranch II wind farms; the Texas court denied preliminary injunctions with respect to the Flat Top, Shannon and Midway wind farms. Later in 2021, Stephens Ranch I, Stephens Ranch II and Flat Top each voluntarily dismissed its action with prejudice. The Mariah del Norte wind farm voluntarily dismissed its action with prejudice on February 18, 2022. A motion to dismiss the remaining Shannon and Midway actions remains pending. Additional information concerning these actions is publicly available in court filings under docket numbers 652078/2021 (Sup. Ct. N.Y. Cnty.) (Reed, J.), 2021-01387 (1st Dep’t), 652312/2021 (Sup. Ct. N.Y. Cnty.) (Reed, J.), 2021-23588 (District Court Harris County TX) (Schaffer, J.), and 2021-26150 (District Court Harris County TX) (Engelhart, J.).

Settlement Payments
Payments required in settlement agreements described above have been made or are covered by existing litigation or other accruals.